UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number            811-05848

                             The Gabelli Value 25 Fund Inc.

(Exact name of registrant as specified in charter)

One Corporate Center

                               Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

Bruce N. Alpert

Gabelli Funds, LLC

One Corporate Center

                    Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-422-3554

Date of fiscal year end: December 31

Date of reporting period: September 30, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

The Gabelli Value 25 Fund Inc.

Third Quarter Report — September 30, 2016

(Y)our Portfolio Management Team

To Our Shareholders,

For the quarter ended September 30, 2016, the net asset value (“NAV”) per Class A Share of The Gabelli Value 25 Fund increased 2.5% compared with increases of 3.9% and 2.8% for the Standard & Poor’s (“S&P”) 500 Index and the Dow Jones Industrial Average, respectively. See below for additional performance information.

Enclosed is the schedule of investments as of September 30, 2016.

Comparative Results

Average Annual Returns through September 30, 2016 (a) (Unaudited)						Since
						Inception
	Quarter	1 Year	5 Year	10 Year	15 Year	(9/29/89)
Class A (GABVX)	2.46%	11.51%	11.94%	6.22%	7.19%	10.17%
With sales charge (b)	(3.44)	5.10	10.62	5.59	6.77	9.93
S&P 500 Index	3.85	15.43	16.37	7.24	7.15	9.32
Dow Jones Industrial Average	2.75	15.35	13.69	7.35	7.59	10.04
Nasdaq Composite Index	10.01	16.45	18.62	10.15	9.92	9.36
Class AAA (GVCAX)	2.53	11.58	11.94	6.22	7.20	10.17
Class C (GVCCX)	2.28	10.73	11.11	5.43	6.39	9.67
With contingent deferred sales charge (c)	1.28	9.73	11.11	5.43	6.39	9.67
Class I (GVCIX)	2.59	11.80	12.24	6.46	7.35	10.26

In the current prospectuses dated April 29, 2016, the expense ratios for Class AAA, A, C, and I Shares are 1.39%, 1.39%, 2.14%, and 1.14% respectively, and effective October 1, 2016 the net expense ratios for these share classes after contractual reimbursements by Gabelli Funds, LLC, (the “Adviser”) are 1.39%, 1.39%, 2.14%, and 1.00%, respectively. Class AAA and Class I Shares do not have a sales charge. The maximum sales charge for Class A Shares and Class C Shares is 5.75% and 1.00%, respectively.

(a)

(a) Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price, reinvestment of distributions, and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Returns would have been lower for the Class I Shares had the Adviser not reimbursed certain expenses of the Fund. Visit www.gabelli.com for performance information as of the most recent month end. The Fund imposes a 2% redemption fee on shares sold or exchanged within seven days after the date of purchase. Performance returns for periods of less than one year are not annualized. (Note for typesetter: delete prior sentence from Annual report) Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectuses contain information about these and other matters and should be read carefully before investing. To obtain a prospectus, please visit our website at www.gabelli.com. The Class A Share NAVs are used to calculate performance for the periods prior to the issuance of Class AAA Shares on April 30, 2010, Class C Shares on March 15, 2000, and the Class I Shares on January 11, 2008. The actual performance of the Class C Shares would have been lower due to the additional fees and expenses associated with this class of shares. The actual performance of the Class AAA Shares and Class I Shares would have been higher due to lower expenses associated with these classes of shares. The S&P 500 Index is a market capitalization weighted index of 500 large capitalization stocks commonly used to represent the U.S. equity market. The Dow Jones Industrial Average and the Nasdaq Composite Index are unmanaged indicators of stock market performance. Dividends are considered reinvested, except for the Nasdaq Composite Index. You cannot invest directly in an index.

(b)	Performance results include the effect of the maximum 5.75% sales charge at the beginning of the period.
(c)	Assuming payment of the 1% maximum contingent deferred sales charge imposed on redemptions made within one year of purchase.

The Gabelli Value 25 Fund Inc.

Schedule of Investments — September 30, 2016 (Unaudited)

Shares		Market Value
	COMMON STOCKS — 99.2%
	Aerospace — 2.2%
309,000	Aerojet Rocketdyne Holdings Inc.†	$5,432,220
500,000	Rolls-Royce Holdings plc	4,666,114

		10,098,334

	Automotive — 0.8%
163,000	Navistar International Corp.†	3,731,070

	Automotive: Parts and Accessories — 2.9%
105,000	Genuine Parts Co.	10,547,250
10,000	O’Reilly Automotive Inc.†	2,801,100

		13,348,350

	Broadcasting — 9.4%
544,000	CBS Corp., Cl. A, Voting	29,871,040
7,000	Liberty Broadband Corp., Cl. A†	491,120
69,000	Liberty Broadband Corp., Cl. C†	4,932,120
7,000	Liberty Media Group, Cl. A†	200,550
16,000	Liberty Media Group, Cl. C†	450,240
10,000	Liberty SiriusXM Group, Cl. A†	339,800
110,000	Liberty SiriusXM Group, Cl. C†	3,675,100
188,000	MSG Networks Inc., Cl. A†	3,498,680

		43,458,650

	Building and Construction — 1.1%
113,500	Johnson Controls International plc	5,281,155

	Business Services — 2.8%
120,000	Blucora Inc.†	1,344,000
159,000	Internap Corp.†	262,350
80,000	Macquarie Infrastructure Corp.	6,659,200
40,000	MasterCard Inc., Cl. A	4,070,800
30,000	The Interpublic Group of Companies Inc.	670,500

		13,006,850

	Cable and Satellite — 9.7%
103,000	AMC Networks Inc., Cl. A†	5,341,580
4,500	Cable One Inc.	2,628,000
105,000	Comcast Corp., Cl. A	6,965,700
164,000	DISH Network Corp., Cl. A†	8,983,920
126,000	EchoStar Corp., Cl. A†	5,522,580
165,000	Liberty Global plc, Cl. A†	5,639,700
45,000	Liberty Global plc, Cl. C†	1,486,800
8,984	Liberty Global plc LiLAC, Cl. A†	247,868
6,987	Liberty Global plc LiLAC, Cl. C†	195,985
115,000	Rogers Communications Inc., Cl. B	4,878,300
44,000	Scripps Networks Interactive Inc., Cl. A	2,793,560

		44,683,993

	Communications Equipment — 0.5%
58,000	Loral Space & Communications Inc.†	2,268,380

	Computer Software and Services — 0.4%
3,100	CommerceHub Inc., Cl. A†	48,980
6,200	CommerceHub Inc., Cl. C†	98,642

Shares		Market Value

55,000	eBay Inc.†	$1,809,500

		1,957,122

	Consumer Products — 6.3%
109,000	Edgewell Personal Care Co.†	8,667,680
52,500	Energizer Holdings Inc.	2,622,900
479,000	Swedish Match AB	17,576,957

		28,867,537

	Consumer Services — 1.9%
245,000	Liberty Interactive Corp. QVC Group, Cl. A†	4,902,450
31,000	Liberty Ventures, Cl. A†	1,235,970
88,000	Rollins Inc.	2,576,640

		8,715,060

	Diversified Industrial — 4.8%
42,000	Ampco-Pittsburgh Corp.	465,780
111,000	Crane Co.	6,994,110
94,000	Griffon Corp.	1,598,940
110,000	Honeywell International Inc.	12,824,900

		21,883,730

	Electronics — 3.7%
520,000	Sony Corp., ADR	17,269,200

	Energy and Utilities — 2.5%
200,000	GenOn Energy Inc., Escrow†	0
217,000	National Fuel Gas Co.	11,733,190

		11,733,190

	Entertainment — 15.0%
40,000	Discovery Communications Inc., Cl. A†	1,076,800
111,000	Discovery Communications Inc., Cl. C†	2,920,410
240,000	Grupo Televisa SAB, ADR	6,165,600
5,000	Liberty Braves Group, Cl. A†	87,250
56,940	Liberty Braves Group, Cl. C†	989,617
83,000	The Madison Square Garden Co, Cl. A†	14,061,030
105,000	Time Warner Inc.	8,359,050
200,000	Twenty-First Century Fox Inc., Cl. A	4,844,000
83,000	Twenty-First Century Fox Inc., Cl. B	2,053,420
665,000	Viacom Inc., Cl. A	28,475,300

		69,032,477

	Environmental Services — 4.5%
323,000	Republic Services Inc.	16,295,350
60,000	Waste Connections Inc.	4,482,000

		20,777,350

	Equipment and Supplies — 3.0%
143,500	CIRCOR International Inc.	8,546,860
70,000	Federal Signal Corp.	928,200
92,000	Flowserve Corp.	4,438,080

		13,913,140

	Financial Services — 7.8%
188,000	American Express Co.	12,039,520

See accompanying notes to schedule of investments.

The Gabelli Value 25 Fund Inc.

Schedule of Investments (Continued) — September 30, 2016 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	Financial Services (Continued)
105,000	H&R Block Inc.	$2,430,750
65,000	Kinnevik AB, Cl. B	1,657,808
105,000	Legg Mason Inc.	3,515,400
275,000	The Bank of New York Mellon Corp.	10,967,000
117,000	Wells Fargo & Co.	5,180,760

		35,791,238

	Food and Beverage — 5.2%
117,000	Diageo plc, ADR	13,576,680
63,000	Fomento Economico Mexicano SAB de CV, ADR	5,798,520
100,000	Mondelēz International Inc., Cl. A	4,390,000

		23,765,200

	Hotels and Gaming — 1.5%
145,000	Ryman Hospitality Properties Inc.	6,983,200

	Machinery — 3.0%
65,000	CNH Industrial NV, Brsaltaliana	465,125
183,744	CNH Industrial NV, New York	1,326,632
228,000	Xylem Inc.	11,958,600

		13,750,357

	Metals and Mining — 3.5%
415,000	Newmont Mining Corp.	16,305,350

	Publishing — 0.5%
145,000	News Corp., Cl. B	2,061,900

	Real Estate — 0.4%
62,390	Griffin Industrial Realty Inc.	1,977,139

	Retail — 1.6%
67,000	CST Brands Inc.	3,222,030
46,000	CVS Health Corp.	4,093,540

		7,315,570

	Specialty Chemicals — 2.4%
165,000	Chemtura Corp.†	5,413,650

Shares		Market Value

40,500	International Flavors & Fragrances Inc.	$5,790,285

		11,203,935

	Telecommunications — 0.7%
114,000	Telephone & Data Systems Inc.	3,098,520

	Wireless Communications — 1.1%
60,000	T-Mobile US Inc.†	2,803,200
63,000	United States Cellular Corp.†	2,289,420

		5,092,620

	TOTAL COMMON STOCKS	457,370,617

Principal Amount
	U.S. GOVERNMENT OBLIGATIONS — 0.8%
$ 3,523,000	U.S. Treasury Bills, 0.130% to 0.476%††, 10/27/16 to 02/23/17	3,521,204

	TOTAL INVESTMENTS — 100.0% (Cost $235,540,695)	$460,891,821

	Aggregate tax cost	$237,754,404

	Gross unrealized appreciation	$231,702,171
	Gross unrealized depreciation	(8,564,754)

	Net unrealized appreciation/depreciation	$223,137,417

†	Non-income producing security.
††	Represents annualized yield at date of purchase.
ADR	American Depositary Receipt

See accompanying notes to schedule of investments.

The Gabelli Value 25 Fund Inc.

Notes to Schedule of Investments (Unaudited)

As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (“GAAP”) that may require the use of management estimates and assumptions in the preparation of its schedule of investments. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its schedule of investments.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. U.S. government obligations with maturities greater than sixty days are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and
●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

The Gabelli Value 25 Fund Inc.

Notes to Schedule of Investments (Unaudited) (Continued)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of September 30, 2016 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total Market Value at 9/30/16
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Energy and Utilities	$11,733,190	—	$0	$11,733,190
Other Industries (a)	445,637,427	—	—	445,637,427
Total Common Stocks	457,370,617	—	0	457,370,617
U.S. Government Obligations	—	$3,521,204	—	3,521,204
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$457,370,617	$3,521,204	$0	$460,891,821

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds is ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common and preferred equities, warrants, options, rights, and fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. Among the factors to be considered to fair value a security are recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include back testing the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange

The Gabelli Value 25 Fund Inc.

Notes to Schedule of Investments (Unaudited) (Continued)

rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Restricted Securities. The Fund may invest up to 10% of its net assets in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. At September 30, 2016, there were no restricted securities.

Tax Information. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended.

THE GABELLI VALUE 25 FUND INC.

One Corporate Center

Rye, NY 10580-1422

Portfolio Management Team Biographies

Mario J. Gabelli, CFA, is Chairman, Chief Executive Officer, and Chief Investment Officer - Value Portfolios of GAMCO Investors, Inc. that he founded in 1977, and Chief Investment Officer - Value Portfolios of Gabelli Funds, LLC and GAMCO Asset Management Inc. He is also Chief Executive Officer and Chairman of the Board of Directors of Associated Capital Group, Inc. Mr. Gabelli is a summa cum laude graduate of Fordham University and holds an MBA degree from Columbia Business School and Honorary Doctorates from Fordham University and Roger Williams University.

Christopher J. Marangi joined Gabelli in 2003 as a research analyst. Currently he is a Managing Director and Co-Chief Investment Officer for GAMCO Investors, Inc.’s Value team. In addition, he serves as a portfolio manager of Gabelli Funds, LLC and manages several funds within the Gabelli/GAMCO Fund Complex. Mr. Marangi graduated magna cum laude and Phi Beta Kappa with a BA in Political Economy from Williams College and holds an MBA degree with honors from Columbia Business School.

We have separated the portfolio managers’ commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio managers’ commentary is unrestricted. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

THE GABELLI VALUE 25 FUND INC.

One Corporate Center

Rye, New York 10580-1422

t	800-GABELLI (800-422-3554)

f	914-921-5118

e	info@gabelli.com

GABELLI.COM

Net Asset Value per share available daily

by calling 800-GABELLI after 7:00 P.M.

BOARD OF DIRECTORS

Mario J. Gabelli, CFA

Chairman and

Chief Executive Officer,

GAMCO Investors, Inc.

Chairman and

Chief Executive Officer,

Associated Capital Group, Inc.

Anthony J. Colavita

President,

Anthony J. Colavita, P.C.

Robert J. Morrissey

Partner,

Morrissey, Hawkins & Lynch

Kuni Nakamura

President,

Advanced Polymer, Inc.

Anthony R. Pustorino

Certified Public Accountant,

Professor Emeritus,

Pace University

Werner J. Roeder, MD

Former Medical Director,

Lawrence Hospital

OFFICERS

Bruce N. Alpert

President

Andrea R. Mango

Secretary

Agnes Mullady

Treasurer

Richard J. Walz

Chief Compliance Officer

DISTRIBUTOR

G.distributors, LLC

CUSTODIAN

The Bank of New York

Mellon

TRANSFER AGENT AND

DIVIDEND DISBURSING

AGENT

State Street Bank and Trust

Company

LEGAL COUNSEL

Paul Hastings LLP

This report is submitted for the general information of the shareholders of The Gabelli Value 25 Fund Inc. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB409Q316QR

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Gabelli Value 25 Fund Inc.

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date	11/23/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date	11/23/2016

By (Signature and Title)*	/s/ Agnes Mullady
Agnes Mullady, Principal Financial Officer and Treasurer

Date	11/23/2016

* Print the name and title of each signing officer under his or her signature.